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                           [ROPES & GRAY LETTERHEAD]



                                December 30, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:  WM Trust I (File Nos. 002-10766 and 811-00123)
             WM Trust II (File Nos. 033-27489 and 811-05775)
             WM Strategic Asset Management Portfolios, LLC (File Nos. 333-01999 and 811-07577)

Ladies and Gentlemen:

        We are filing today, through EDGAR, pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Section 8(b) of the Investment Company Act of 1940, the following Post-Effective Amendments to Registration Statements on Form N-1A:

        - On behalf of WM Trust I, a Massachusetts business trust, Post-Effective Amendment No. 90;

        - On behalf of WM Trust II, a Massachusetts business trust, Post-Effective Amendment No. 45; and

        - On behalf of WM Strategic Asset Management Portfolios, LLC, a Massachusetts limited liability company, Post-Effective Amendment No. 21.

        The amendments are being filed to make changes in the nature of an annual update to the Registration Statements. The amendments have been electronically coded to reflect changes made from the most recently filed Post-Effective Amendments for each of the Registrants. We have specified March 1, 2006 as the effective date for the Post-Effective Amendments.

        Please direct any questions concerning this filing to me at (617) 951-7788 or to Joseph B. Miller at (617) 951-7941. Thank you.


                                       Very truly yours,


                                       /s/ Daniel B. Adams
                                       Daniel B. Adams



Enclosure

cc:   John T. West
      Brian D. McCabe, Esq.
      Gina M. Christopher, Esq.
      Joseph B. Miller